Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing certain information, including the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. For further information concerning our pay-for-performance philosophy and how we align executive compensation with our performance, refer to the “Executive Compensation” section in this Proxy Statement.
The Pay Versus Performance Table below discloses the relationship between the compensation actually paid to the executive officers and the Company’s financial performance during the years ended December 31, 2023, 2024, and 2025. The compensation information presented in this table is different from compensation information presented in the Summary Compensation Table above. The differences can largely be attributed to variation in the treatment of equity awards in each of these tables.
•
In accordance with SEC rules, the Stock Awards and Options Awards columns in the Summary Compensation Table include the aggregate grant date fair values of the RSUs and options granted during the applicable year.

•
The Pay Versus Performance Table below differs from both the information presented and in the Summary Compensation Table for the applicable year, because it calculates “compensation actually paid” based on different methodologies, including, for example and generally, the value of equity awards not on the applicable grant date but at the end of the year that includes the grant date and the change in value during the applicable year for prior years’ equity awards.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO NEOS(3)	Average Compensation Actually Paid to Non-PEO NEOS(4)	Total Shareholder Return(5)	Peer Group Total Shareholder Return	Net income (in thousands)(6)
2025	$3,510,241	($327,596)	$3,476,673	$2,368,312	$17.94	—	($223,123)
2024	$6,841,407	($1,671,681)	$3,067,934	($337,405)	$64.23	$113.84	($258,746)
2023	$8,013,553	$12,366,504	$3,477,295	$5,584,040	$153.14	$115.42	($245,595)

(1)
This column represents the amount of total compensation reported for Mr. Shah (our CEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”) for the applicable year. Please refer to the Summary Compensation Table in the applicable proxy statement.

(2)
This column represents the amount of “compensation actually paid” to Mr. Shah, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shah during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shah’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2025	$3,510,241	($2,420,128)	($1,417,709)	($327,596)

(a)
This column represents the amount of total compensation reported for Mr. Shah for 2025 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement. The amount in this column is replaced with the amount reported in the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2025.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025. For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for 2025: (i) the year-end fair value of any equity awards granted 2025 that are outstanding and unvested as of the end of 2025; (ii) the amount of change as of the end of 2025 (from the end of 2024) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested at FYE	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the End of the Prior Year) as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$954,518	($1,045,377)	—	($1,326,850)	—	—	($1,417,709)

(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Shah) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025 Christopher Stevens and Martin Wilson (ii) for 2024, Aaron Ondrey, John Militello, Kinnari Patel, Martin Wilson and Jonathan Schwartz; (iii) for 2023, Kinnari Patel, John Militello, Raj Prabhakar and Mayo Pujols.

(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shah), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shah) during 2025. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shah) for 2025 to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,476,673	($2,790,706)	$1,682,345	$2,368,312

(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in 2025.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2025. The amount in this column is replaced with the amount reported in the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2025.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025 determined using the same methodology described above in Note 2(c). For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested at FYE	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the End of the Prior Year) as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,175,999	($130,678)	—	($362,976)	—	—	$1,682,345

For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards for 2025 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the option valuations used an estimated term between 4.78 years and 9.2 years, an estimated volatility between 73% and 94%, and a risk-free rate between 3.6% and 4.4%.

Stock Options	2025
Expected Term (years)	4.78-9.11
Strike Price	$3.07-$30.01
Volatility	73.86%-93.24%
Dividend Yield	0.00%
Risk-Free Interest Rate	3.65% -4.37%

(5)
Total Shareholder Return (“TSR”) represents the cumulative return on a fixed investment of $100 in the Company’s common stock, for the period beginning on the last trading day of fiscal year 2022 through the end of the applicable fiscal year, assuming reinvestment of dividends.

(6)	This column represents the amount of net income reflected in the Company’s audited financial statements for the applicable fiscal year.

Named Executive Officers, Footnote
(1)
This column represents the amount of total compensation reported for Mr. Shah (our CEO) for each corresponding fiscal year in the “Total” column of the Summary Compensation Table (“total compensation”) for the applicable year. Please refer to the Summary Compensation Table in the applicable proxy statement.

(3)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in each applicable fiscal year. Please refer to the Summary Compensation Table in the Company’s Proxy Statement for the applicable fiscal year. The names of each of the NEOs (excluding Mr. Shah) included for purposes of calculating the average amounts in each applicable fiscal year are as follows: (i) for 2025 Christopher Stevens and Martin Wilson (ii) for 2024, Aaron Ondrey, John Militello, Kinnari Patel, Martin Wilson and Jonathan Schwartz; (iii) for 2023, Kinnari Patel, John Militello, Raj Prabhakar and Mayo Pujols.

PEO Total Compensation Amount	$ 3,510,241	$ 6,841,407	$ 8,013,553
PEO Actually Paid Compensation Amount	$ (327,596)	(1,671,681)	12,366,504
Adjustment To PEO Compensation, Footnote
(2)
This column represents the amount of “compensation actually paid” to Mr. Shah, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. Shah during the applicable fiscal year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Shah’s total compensation for each fiscal year to determine the “compensation actually paid”:

Year	Reported Summary Compensation Table Total for PEO(a)	Reported Summary Compensation Table Value of PEO Equity Awards(b)	Adjusted Value of Equity Awards(c)	Compensation Actually Paid to PEO
2025	$3,510,241	($2,420,128)	($1,417,709)	($327,596)

(a)
This column represents the amount of total compensation reported for Mr. Shah for 2025 in the “Total” column of the Summary Compensation Table. Please refer to the Executive Compensation Tables section of this Proxy Statement.

(b)
This column represents the aggregate grant date fair value of equity awards reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025. Please refer to the Executive Compensation Tables section of the Company’s Proxy Statement. The amount in this column is replaced with the amount reported in the Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2025.

(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025. For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for 2025: (i) the year-end fair value of any equity awards granted 2025 that are outstanding and unvested as of the end of 2025; (ii) the amount of change as of the end of 2025 (from the end of 2024) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested at FYE	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the End of the Prior Year) as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$954,518	($1,045,377)	—	($1,326,850)	—	—	($1,417,709)

Non-PEO NEO Average Total Compensation Amount	$ 3,476,673	3,067,934	3,477,295
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,368,312	(337,405)	5,584,040
Adjustment to Non-PEO NEO Compensation Footnote
(4)
This column represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Shah), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Shah) during 2025. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Shah) for 2025 to determine the “compensation actually paid”, using the same adjustment methodology described above in Note 2(c):

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs(a)	Average Reported Summary Compensation Table Value of Non-PEO NEO Equity Awards(b)	Average Non-PEO NEO Adjusted Value of Equity Awards(c)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$3,476,673	($2,790,706)	$1,682,345	$2,368,312

(a)
This column represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Shah) in the “Total” column of the Summary Compensation Table in 2025.

(b)
This column represents the average of the total amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table in 2025. The amount in this column is replaced with the amount reported in the Average Non-PEO NEO Adjusted Value of Equity Awards column in order to arrive at compensation actually paid for 2025.

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025 determined using the same methodology described above in Note 2(c). For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested at FYE	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the End of the Prior Year) as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,175,999	($130,678)	—	($362,976)	—	—	$1,682,345

Equity Valuation Assumption Difference, Footnote
For purposes of the above adjustments, the fair value of equity awards on the applicable date were determined in accordance with FASB’s ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant-date fair value for accounting purposes. The assumptions used in calculating the fair value of the equity awards for 2025 did not differ in any material respect from the assumptions used to calculate the grant date fair value of the awards as reported in the Summary Compensation Table, except that the option valuations used an estimated term between 4.78 years and 9.2 years, an estimated volatility between 73% and 94%, and a risk-free rate between 3.6% and 4.4%.

Stock Options	2025
Expected Term (years)	4.78-9.11
Strike Price	$3.07-$30.01
Volatility	73.86%-93.24%
Dividend Yield	0.00%
Risk-Free Interest Rate	3.65% -4.37%

Compensation Actually Paid vs. Total Shareholder Return
The following charts illustrate (i) the relationship between compensation actually paid (“CAP”) for our PEO and the average CAP for our Non-PEO NEOs against the Company’s TSR and (ii) the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against the Company’s net income:
Total Shareholder Return Amount	$ 17.94	64.23	153.14
Peer Group Total Shareholder Return Amount	0	113.84	115.42
Net Income (Loss)	$ (223,123,000)	$ (258,746,000)	$ (245,595,000)
PEO Name	Mr. Shah	Mr. Shah	Mr. Shah
Equity Awards Adjustments, Footnote
(c)
This column represents an adjustment to the amounts in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025. For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for Mr. Shah to arrive at “compensation actually paid” to Mr. Shah for 2025. The adjusted amount is determined by adding (or subtracting, as applicable) the following for 2025: (i) the year-end fair value of any equity awards granted 2025 that are outstanding and unvested as of the end of 2025; (ii) the amount of change as of the end of 2025 (from the end of 2024) in the fair value of any awards granted in prior years that are outstanding and unvested as of the end of 2025; (iii) for awards that are granted and vest in 2025, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in 2025, the amount equal to the change as of the vesting date (from the end of 2024) in the fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during 2025, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in 2025 prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for 2025. The amounts added or subtracted to determine the adjusted amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested at FYE	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the End of the Prior Year) as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$954,518	($1,045,377)	—	($1,326,850)	—	—	($1,417,709)

(c)
This column represents an adjustment to the average of the amounts reported for the NEOs as a group (excluding Mr. Shah) in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for 2025 determined using the same methodology described above in Note 2(c). For 2025, the adjusted amount replaces the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for each NEO (excluding Mr. Shah) to arrive at “compensation actually paid” to each NEO (excluding Mr. Shah) for 2025, which is then averaged to determine the average “compensation actually paid” to the NEOs (excluding Mr. Shah) for 2025. The amounts added or subtracted to determine the adjusted average amount are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years and Outstanding and Unvested at FYE	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Change in Fair Value (from the End of the Prior Year) as of the Vesting Date of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$2,175,999	($130,678)	—	($362,976)	—	—	$1,682,345

Estimated Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Term Minimum	4 years 9 months 10 days
Estimated Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Term Maximum	9 years 2 months 12 days
Estimated Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	73.00%
Estimated Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	94.00%
Estimated Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.60%
Estimated Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.40%
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Minimum	4 years 9 months 10 days
Share Based Compensation Arrangement by Share Based Payment Award Fair Value Assumptions Expected Term Maximum	9 years 1 month 9 days
Strike Price, Minimum	$ 3.07
Strike Price, Maximum	$ 30.01
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	73.86%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	93.24%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate, Minimum	0.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	3.65%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	4.37%
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,420,128)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,417,709)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	954,518
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,045,377)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,326,850)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,790,706)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,682,345
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,175,999
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,678)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(362,976)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0